SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized
The expenses that was recognized for services received from employees and directors is as follows:

	Year ended December 31,
	2016	2017	2018
Cost of revenues	504	188	71
Research and development	752	488	181
Selling and marketing	765	204	63
General and administrative	1,150	483	330

Total share-based compensation	3,171	1,363	645

Schedule of Share Options Activity
The following table lists the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors

	2016		2017		2018
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	2,313,224	9.35	2,181,075	9.62	1,934,735	10.02
Option's Granted	47,500	8.56	40,000	6.72	665,000	5.12
Option's Exercised	(80,149)	0.09	(79,624)	0.09	(208,332)	2.63
Option's Forfeited	(99,500)	10.80	(206,716)	8.93	(78,154)	9.06

Outstanding options and at end of year	2,181,075	9.62	1,934,735	10.02	2,313,249	9.31

Option's Exercisable at end of year	1,401,866	9.35	1,562,235	10.25	1,475,451	11.23

Schedule of Information About Share Options Outstanding
The following table summarizes information about share options outstanding as of December 31, 2018:

	Options and outstanding as of December 31, 2018
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

4.63 ‑ 5.15	665,000	9.65	5.12
7.26 ‑ 9.82	829,349	5.69	9.08
12.89 ‑ 13.76	818,900	4.92	12.94
Total	2,313,249	6.56	9.31

Schedule of Fair Value Assumptions
The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2016, 2017 and 2018 was estimated using the binomial option pricing models using the following assumptions:

	December 31,
	2016	2017	2018

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	72	63	44-54
Risk‑free interest rate (%)	0.28-2.0	1.22-2.15	1.63-2.69
Early exercise factor (%)	100-150	150	100-150
Weighted average share prices (Dollar)	8.56	7.80	4.07

Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Share Options Activity
             The following table summarizes information about RSU's outstanding as of December 31, 2018:

RSU's 2018

Outstanding at beginning of year	-
Granted	95,833
Forfeited	-
Vested	-

Outstanding at the end of the period	95,833

RSU's Exercisable at end of year	-